RESTRICTED CASH	12 Months Ended
Mar. 31, 2022
RESTRICTED CASH
RESTRICTED CASH

6. RESTRICTED CASH

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
Funds held as collateral	100,602	100,501
Funds held at PCs	675,949	487,540
	776,551	588,041

As at March 31, 2022, the Company had $100,602 of restricted cash held as collateral against Field Trip Psychedelics Inc. credit card limit (March 31, 2021 – $100,501). The funds are invested in two cashable GIC accounts. $35,212 matures on November 6, 2022, and $65,390 matures on January 20, 2023. The Company also had $675,949 (March 31, 2021 – $487,540) of restricted cash held at the PCs which, under the terms of the MSA, must be used to pay PC personnel and expenses before satisfying prior and current management fees.